Transamerica Aegon Sustainable Equity Income VP

SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Banks - 7.8%
Citizens Financial Group, Inc.	458,419	$ 15,751,277
First Republic Bank	86,008	11,228,344
US Bancorp	265,400	10,700,928

		37,680,549

Biotechnology - 3.3%
Gilead Sciences, Inc.	255,199	15,743,226

Capital Markets - 5.0%
CME Group, Inc.	79,544	14,089,629
State Street Corp.	169,692	10,318,970

		24,408,599

Chemicals - 3.9%
Air Products & Chemicals, Inc.	46,853	10,904,099
Albemarle Corp.	29,586	7,823,722

		18,727,821

Commercial Services & Supplies - 3.7%
Republic Services, Inc.	132,884	18,077,539

Communications Equipment - 2.3%
Cisco Systems, Inc.	278,374	11,134,960

Containers & Packaging - 2.0%
Ball Corp.	86,603	4,184,657
Packaging Corp. of America	46,998	5,277,405

		9,462,062

Diversified Telecommunication Services - 2.7%
Verizon Communications, Inc.	340,781	12,939,455

Electrical Equipment - 3.9%
Emerson Electric Co.	153,141	11,212,984
Schneider Electric SE, ADR (A)	333,978	7,514,505

		18,727,489

Equity Real Estate Investment Trusts - 3.8%
American Tower Corp.	31,971	6,864,174
Digital Realty Trust, Inc.	54,993	5,454,206
Weyerhaeuser Co.	221,383	6,322,698

		18,641,078

Food Products - 2.4%
McCormick & Co., Inc. (A)	159,961	11,400,421

Health Care Equipment & Supplies - 2.0%
Medtronic PLC	117,854	9,516,711

Health Care Providers & Services - 1.6%
Elevance Health, Inc.	17,080	7,758,419

Household Products - 3.5%
Colgate-Palmolive Co.	137,271	9,643,288
Kimberly-Clark Corp.	67,090	7,550,308

		17,193,596

Independent Power & Renewable Electricity Producers - 1.5%
AES Corp.	322,282	7,283,573

Insurance - 7.0%
Cincinnati Financial Corp.	113,032	10,124,276
MetLife, Inc.	236,462	14,372,160
Progressive Corp.	82,684	9,608,708

		34,105,144

	Shares	Value
COMMON STOCKS (continued)
IT Services - 2.9%
Automatic Data Processing, Inc.	61,148	$ 13,831,066

Leisure Products - 1.1%
Hasbro, Inc.	82,570	5,566,869

Machinery - 5.9%
AGCO Corp.	83,707	8,050,102
Cummins, Inc.	54,440	11,079,085
Xylem, Inc.	107,770	9,414,787

		28,543,974

Media - 2.4%
Omnicom Group, Inc.	182,571	11,518,404

Metals & Mining - 2.5%
Steel Dynamics, Inc.	170,951	12,128,974

Multiline Retail - 1.6%
Target Corp.	52,651	7,812,882

Pharmaceuticals - 8.6%
AstraZeneca PLC, ADR	213,282	11,696,385
Bristol-Myers Squibb Co.	195,119	13,871,010
Merck & Co., Inc.	185,845	16,004,971

		41,572,366

Professional Services - 2.1%
RELX PLC, ADR	424,662	10,323,533

Road & Rail - 2.3%
Union Pacific Corp.	56,053	10,920,246

Semiconductors & Semiconductor Equipment - 7.0%
Broadcom, Inc.	31,819	14,127,954
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	143,708	9,852,621
Texas Instruments, Inc.	62,664	9,699,134

		33,679,709

Software - 2.6%
Microsoft Corp.	53,298	12,413,104

Specialty Retail - 1.0%
Best Buy Co., Inc.	78,641	4,981,121

Water Utilities - 2.7%
Essential Utilities, Inc.	317,061	13,119,984

Total Common Stocks (Cost $529,918,526)		479,212,874

	Principal	Value
REPURCHASE AGREEMENT - 0.7%

Fixed Income Clearing Corp., 1.10% (B), dated 09/30/2022, to be repurchased at $3,589,443 on 10/03/2022. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $3,660,907.

	$ 3,589,114	$ 3,589,114

Total Repurchase Agreement (Cost $3,589,114)		3,589,114

Total Investments (Cost $533,507,640)		482,801,988
Net Other Assets (Liabilities) - 0.2%		1,074,592

Net Assets - 100.0%		$ 483,876,580

Transamerica Series Trust	Page 1

Transamerica Aegon Sustainable Equity Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$479,212,874	$—	$—	$479,212,874
Repurchase Agreement	—	3,589,114	—	3,589,114

Total Investments	$479,212,874	$3,589,114	$—	$482,801,988

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $12,523,910, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $12,786,781. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at September 30, 2022.
(C)	There were no transfers in or out of Level 3 during the period ended September 30, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Series Trust	Page 2

Transamerica Aegon Sustainable Equity Income VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Aegon Sustainable Equity Income VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Pursuant to the requirements set forth in SEC Rule 2a-5, effective September 8, 2022, the Board has designated the Portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), to perform fair value determination on behalf of the Portfolio, subject to the oversight of the Board. TAM is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information needed to oversee TAM’s fair value determinations. All investments in securities are recorded at their estimated fair value. TAM values the Portfolio’s investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 3